Statements of Net Assets Available for Benefits - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Assets
Plan interest in the GATX Corporation Master Trust	$ 263,756,200	$ 238,226,571
Notes receivable from participants	2,073,522	1,876,077
Employer contribution receivable	279,616	248,222
Net assets available for benefits	$ 266,109,338	$ 240,350,870